Average Annual Total Returns{- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund PRO-14 - Fidelity® 500 Index Fund	Fidelity 500 Index Fund Return Before Taxes Past 1 year	Fidelity 500 Index Fund Return Before Taxes Past 5 years	Fidelity 500 Index Fund Return Before Taxes Past 10 years	Fidelity 500 Index Fund After Taxes on Distributions Past 1 year	Fidelity 500 Index Fund After Taxes on Distributions Past 5 years	Fidelity 500 Index Fund After Taxes on Distributions Past 10 years	Fidelity 500 Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity 500 Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity 500 Index Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.69%	18.46%	16.54%	28.28%	17.88%	15.95%	17.22%	14.84%	13.87%	28.71%	18.47%	16.55%